RELATED PARTIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2007
Related Party Transaction [Line Items]
Payroll and related amounts, related party	$ 100,000	$ 100,000	$ 147,000
Exercise price of warrants issued				$ 8.00
Mr. Tzvika Shukhman [Member]
Related Party Transaction [Line Items]
Severance paid			290,000
Special bonus payment, as a percent of DSL profits			12.00%
One-time special bonus payment			133,000
Accrued vacation			65,000
Accrued recreation pay			1,200
CEO services, monthly fee		$ 8,300
Quarterly bonus, percent of DSL services gross profits		29.00%
Post employment, percent of bonus payable		50.00%
Number of securities called by warrants		100,000
Exercise price of warrants issued		$ 1.50
Vesting period		24 months
Contract termination notice period		90 days
Length of non-compete agreement		12 months